Related Party Transactions NRG and Dover (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
NRG Repowering Holdings LLC [Member]
Related Party Transaction [Line Items]
Cost of Natural Gas Purchases	$ 1	$ 5
coal, gas purchases			$ 10
NRG Energy Center Dover [Member] | NRG [Member]
Related Party Transaction [Line Items]
Revenue from Related Parties	$ 5